Provisional amounts for the assets and liabilities - BAC Florida Bank (Details) R$ in Thousands	Dec. 31, 2021 BRL (R$)
Assets
Cash and due from banks	R$ 2,385,237
Securities and derivative financial instruments	1,158,008
Loans	9,337,171
Property and equipment	39,779
Intangibles	13,073
Other assets	408,724
Total assets	13,341,992
Liabilities
Deposits from customers	10,951,685
Other liabilities	794,971
Shareholders’ equity	1,595,336
Total	R$ 13,341,992